Short-term investments and Cash and Cash equivalents - Summary of Short Term Investments and Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Short term investments1 [abstract]
Short-term investments	€ 0	€ 0
Cash at bank and on hand	14,385	30,018
Total Short-term investments and Cash and cash equivalents	€ 14,385	€ 30,018